Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,136.6	$ 809.6	$ 724.9	$ 263.5	$ 8.7	$ 3,943.3
Iron ore – Iron solutions, Brazil - Pará
Total		449.0	449.5		0.5	899.0
Iron ore – Iron solutions, Brazil - Minas Gerais
Total		277.2	49.7			326.9
Iron ore – Iron solutions, Brazil - Maranhão
Total			3.5		0.1	3.6
Copper – Energy transition metals, Brazil - Pará
Total		45.6	2.5			48.1
Nickel – Energy transition metals, Brazil - Pará
Total		0.9	2.8			3.7
Nickel – Energy transition metals, Canada - Manitoba
Total	5.6					5.6
Nickel – Energy transition metals, Canada - Newfoundland
Total	1.9	1.1	1.3			4.2
Nickel – Energy transition metals, Canada - Ontario
Total	1.1				0.9	2.0
Nickel – Energy transition metals, Canada - Quebec
Total	0.5					0.5
Nickel – Energy transition metals, Indonesia - South Sulawesi
Total					5.7	5.7
Nickel – Energy transition metals, Indonesia - Southeast Sulawesi
Total					0.9	0.9
Nickel – Energy transition metals, Indonesia - Central Sulawesi
Total					0.3	0.3
Manganese – Energy transision metals, Brazil - Pará
Total			0.3			0.3
Entity Level
Total	$ 2,127.5	$ 35.8	$ 215.4	$ 263.5	$ 0.3	$ 2,642.5